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                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND

                         SUPPLEMENT DATED JUNE 19, 2008
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 31, 2007,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 20, 2007
                             AND SEPTEMBER 20, 2007
                                    AND THE
                  CLASS I SHARES AND CLASS R SHARES PROSPECTUS
                              DATED JULY 31, 2007,
                AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 20, 2007

The Prospectus is hereby supplemented as follows:

    On June 11, 2008, shareholders of Van Kampen Aggressive Growth Fund (the "Aggressive Growth Fund") voted to approve the reorganization of the Aggressive Growth Fund into Van Kampen Mid Cap Growth Fund (the "Mid Cap Growth Fund"). It is anticipated that the reorganization will close on or about July 11, 2008 (the "Closing Date"). On the Closing Date, the Aggressive Growth Fund will transfer to the Mid Cap Growth Fund all of its assets and liabilities and the Mid Cap Growth Fund will in turn transfer to the Aggressive Growth Fund a number of its Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares equal in value to the value of the net assets of the Aggressive Growth Fund transferred to the Mid Cap Growth Fund as of the Closing Date. The Aggressive Growth Fund expects to distribute the Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares of the Mid Cap Growth Fund to its shareholders promptly after the Closing Date and then dissolve pursuant to a plan of dissolution adopted by its Board of Trustees. In the interim, existing shareholders of the Aggressive Growth Fund may continue to purchase shares of the Aggressive Growth Fund until close of business on July 10, 2008. As of the close of business on July 10, 2008, the transfer books of the Aggressive Growth Fund will be closed and no further purchases of the Aggressive Growth Fund will be permitted. Only redemption requests and transfer instructions received in proper form by the close of business on July 10, 2008 will be fulfilled by the Aggressive Growth Fund. Redemption requests or transfer instructions received by the Aggressive Growth Fund after that date and time will be treated as requests for the redemption or instructions for the transfer of the shares of the Mid Cap Growth Fund credited to the accounts of the shareholders of the Aggressive Growth Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    AGGSPT1 6/08